ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	57,499,910	56,453,454	7,990,468
Professional services	11,844,738	14,725,865	2,084,311
Staff cost related payables	9,851,024	7,779,131	1,101,065
Office expenses	3,543,495	40,322	5,707
Other payables	3,540,000	1,840,000	260,435
Utility fees	1,646,394	—	—
Product development services	906,906	3,298,512	466,874
Others	4,308,376	2,210,651	312,898
Total	93,140,843	86,347,935	12,221,758

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	57,499,910	57,499,910	8,259,345
Professional services	6,879,775	11,844,738	1,701,390
Staff cost related payables	4,245,967	9,851,024	1,415,011
Office expenses	3,377,709	3,543,495	508,991
Other payables	1,840,000	3,540,000	508,489
Utility fees	1,547,898	1,646,394	236,490
Product development services	892,216	906,906	130,269
Others	5,007,831	4,308,376	618,860
Total	81,291,306	93,140,843	13,378,845